SHAREHOLDERS' EQUITY AND INCOME (LOSS) PER COMMON SHARE (Details) (USD $)	12 Months Ended							12 Months Ended								1 Months Ended		2 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Nov. 15, 2011	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Apr. 16, 2010 Series A Preferred Stock [Member]	Apr. 16, 2010 Series B Preferred Stock [Member] Amended and Restated Warrants [Member]	Sep. 30, 2013 Common Stock [Member]	Aug. 31, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Apr. 30, 2010 Common Stock [Member] Amended and Restated Warrants [Member]	Aug. 31, 2013 UST [Member] Amended and Restated Warrants [Member]	Apr. 02, 2010 UST [Member] Series A Preferred Stock [Member]	Aug. 31, 2013 UST [Member] Series B Preferred Stock [Member]	Dec. 31, 2013 UST [Member] Series B Preferred Stock [Member]	Aug. 31, 2013 UST [Member] Series B Preferred Stock [Member] Amended and Restated Warrants [Member]	Jul. 31, 2013 UST [Member] Series B Preferred Stock [Member] Amended and Restated Warrants [Member]	Apr. 16, 2010 UST [Member] Common Stock [Member] Amended and Restated Warrants [Member]	Dec. 12, 2008 UST [Member] Common Stock [Member] Amended and Restated Warrants [Member]	Dec. 31, 2013 Dutchess [Member]	Dec. 31, 2013 Dutchess [Member] Common Stock [Member]	Dec. 31, 2012 Dutchess [Member] Common Stock [Member]	Dec. 31, 2011 Dutchess [Member] Common Stock [Member]	Dec. 31, 2010 Dutchess [Member] Common Stock [Member]	Jul. 07, 2010 Dutchess [Member] Common Stock [Member]
Class of Stock [Line Items]
Series A Fixed Rate Cumulative Perpetual Preferred Stock (in shares)																						72,000
Liquidation preference (in dollars per share)																						$ 1,000
Warrants issued to purchase common stock (in shares)																											346,154	346,154
Series B Preferred Stock issued (in shares)	0		74,426												74,426
Warrants, exercise price (in dollars per share)																											$ 7.234
Amended warrants expiration date																				Dec. 12, 2018
Accrued dividends														$ 2,400,000
Annual dividend rate (in hundredths)																								5.00%
Book balance																					1,500,000		87,200,000
Discount																					100,000		7,600,000		7,700,000
Shares issued during period (in shares)	13,604,963		454,842		432,797											1,725,000	11,500,000
Shares issued value during period	99,075,000		1,418,000		1,335,000											13,400,000	89,100,000
Net proceeds from the issuance of common stock	98,066,000		1,418,000		1,335,000													97,100,000
Amount agreed under securities purchase agreement																										81,000,000
Commitment to purchase common stock																																		15,000,000
Period committed to purchase common stock																														36 months
Discount on sales price of common stock (in hundredths)																																		5.00%
Number of shares sold (in shares)																													1,400,000	170,000	450,000	430,000	350,000
Aggregate purchase price of common stock sold																			4,200,000
Shareholders with certain limited exceptions (in hundredths)							5.00%
Number of Series C Junior Participating Preferred Stock purchase by each right	1/1000
Discount to current market price of the common stock (in hundredths)							50.00%
Beneficial Ownership Level (in hundredths)							4.99%
Earnings Per Share Reconciliation [Abstract]
Net Income (Loss) Applicable to Common Stock	82,062,000		21,851,000		(24,357,000)
Convertible preferred stock dividends	3,001,000		4,347,000		0
Preferred stock discount	(7,554,000)		0		0
Net income (loss) applicable to common stock for calculation of diluted earnings per share (1) (2)	$ 77,509,000	[1],[2]	$ 26,198,000	[1],[2]	$ (24,357,000)	[1],[2]
Weighted average shares outstanding (in shares)	13,970		8,709		8,277
Effect of convertible preferred stock (in shares)	7,314		23,892		61,281
Restricted stock units (in shares)	363		216		122
Stock units for deferred compensation plan for non-employee directors (in shares)	125		66		7
Effect of stock options (in shares)	92		2		0
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)	21,864	[1]	32,885	[1]	69,687	[1]
Net income (loss) per common share [Abstract]
Basic (in dollars per share)	$ 5.87	[2]	$ 2.51	[2]	$ (2.94)	[2]
Diluted (in dollars per share)	$ 3.55		$ 0.80		$ (2.94)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)								100,000	100,000	100,000
Antidilutive securities excluded from computation of earnings per share (in shares)											346,154	346,154	346,154

[1]	For any period in which a loss is recorded, dividends on convertible preferred stock are not added back in the diluted per common share calculation. For any period in which a loss is recorded, the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the net loss per common share and thus are ignored in the diluted per common share calculation.
[2]	Basic net income (loss) per common share includes weighted average common shares outstanding during the period and participating share awards.